FINANCIAL STATEMENT SCHEDULE I - Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 398,672	$ 288,844	$ (10,525)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation	8,973	8,624	6,043
Amortization of deferred financing cost	13,272	14,203	14,302
Changes in operating assets and liabilities:
Amounts due from affiliated companies	524	(318)	(1,527)
Income tax receivable		265
Prepaid expenses and other current assets	(3,716)	(9,359)	1,914
Accrued expenses and other current liabilities	164,886	94,182	94,190
Income tax payable	(313)	238	(34)
Amounts due to shareholders		(267)	11
Amounts due to affiliated companies	(564)	412	(689)
Net cash (used in) provided by operating activities	950,233	744,660	401,955
CASH FLOWS FROM INVESTING ACTIVITIES
Change in restricted cash	(1,047,019)	(185,992)	69,137
Net cash used in investing activities	(1,335,718)	(585,388)	(190,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	3,599	4,565
Payment of deferred financing cost	(30,297)	(36,135)	(22,944)
Proceeds from long-term debt	868,000	706,556	592,026
Net cash provided by (used in) financing activities	934,735	557,910	17,680
NET INCREASE IN CASH AND CASH EQUIVALENTS	551,185	716,101	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,158,024	441,923	212,598
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,709,209	1,158,024	441,923
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	417,203	294,656	(10,525)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation	8,973	8,624	6,045
Amortization of deferred financing cost	3,732	2,260
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	(138)
Share of results of subsidiaries	(441,112)	(320,809)	6,129
Changes in operating assets and liabilities:
Amounts due from affiliated companies	438	(200)	(1,351)
Income tax receivable		265
Prepaid expenses and other current assets	3,649	(1,819)	8,821
Long-term prepayments	135	506	537
Accrued expenses and other current liabilities	(1,852)	5,907	(1,412)
Income tax payable	(333)		(585)
Amounts due to shareholders		(261)	14
Amounts due to affiliated companies	7	(85)	(1,483)
Amounts due to subsidiaries	(238)	(142)	1,435
Net cash (used in) provided by operating activities	(9,536)	(11,098)	7,623
CASH FLOWS FROM INVESTING ACTIVITIES
Amounts due from subsidiaries	(26,975)	(1,825)	(13,006)
Advances to subsidiaries	(277,945)	(330,680)	(25,777)
Repayment of advance to a subsidiary	10,512	11,126
Change in restricted cash		(353,278)
Net cash used in investing activities	(294,408)	(674,657)	(38,783)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from a subsidiary	225,427	56,140
Proceeds from exercise of share options	3,599	4,565
Payment of deferred financing cost		(6,899)
Proceeds from long-term debt		706,556
Net cash provided by (used in) financing activities	229,026	760,362
NET INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	74,607	(31,160)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	3,198	34,358
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,887	$ 77,805	$ 3,198